Expense Example, No Redemption - PIMCO Short-Term Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years
USD ($)	297	450	617	1,099	104	325	563	1,248